Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Summary of Significant Accounting Policies
Unrecognized Tax Benefits	$ 0	$ 0
Accrued for interest and penalties	0	0
Tax provision	$ 0	$ 0